Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2022	December 31, 2021
	US$	US$
Buildings	7,343,492	9,552,700
Machinery and equipment	2,732,336	2,897,846
Motor vehicles	678,112	574,006
Electronic equipment	238,856	239,005
Office equipment	43,413	46,987
Inspection equipment	104,993	94,683
Construction in progress	1,394,146	657,880
Total	12,535,348	14,063,107
Less: accumulated depreciation	3,777,301	6,585,363
Property and equipment, net	8,758,047	7,477,744

Depreciation expense was $541,265, $595,522 and $497,238 for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022 and 2021, the Company pledged buildings to secure bank borrowings to the Company as disclosed in Note 8.